Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income	Retained earnings
Beginning Balances at Dec. 31, 2021	$ 1,781,254	$ 300,000	$ 595	$ (158,459)	$ 428,945	$ 9,750	$ 1,200,423
Beginning Balances (in shares) at Dec. 31, 2021		12,000	59,503,710	(10,671,855)
Restricted share units vested (in shares)			34,047
Exercise of share options	4,460		$ 2		4,458
Exercise of share options (in shares)			173,700
Purchase of treasury shares	$ (133,775)			$ (133,775)
Purchase of treasury shares (in shares)	(4,093,505)			(4,093,505)
Share-based compensation expense	$ 5,315				5,315
Preferred shares dividends declared	(14,906)						(14,906)
Dividends declared to common shareholders	(35,278)						(35,278)
Net income	242,601						242,601
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	143,327					143,327
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(766)					(766)
Foreign currency translation adjustments	(455)					(455)
Income tax expense related to items of other comprehensive income	(1,408)					(1,408)
Total comprehensive income (loss)	140,698
Ending Balances at Sep. 30, 2022	1,990,369	$ 300,000	$ 597	$ 292,234	438,718	150,448	1,392,840
Ending Balances (in shares) at Sep. 30, 2022		12,000	59,711,457	(14,765,360)
Beginning Balances at Dec. 31, 2022	1,996,289	$ 300,000	$ 599	$ (337,551)	442,154	147,350	1,443,737
Beginning Balances (in shares) at Dec. 31, 2022		12,000	59,943,282	(16,308,627)
Restricted share units vested (in shares)			34,362
Exercise of share options	3,174		$ 2		3,172
Exercise of share options (in shares)			142,172
Purchase of treasury shares	$ (124,160)			$ (124,160)
Purchase of treasury shares (in shares)	(3,411,296)			(3,411,296)
Share-based compensation expense	$ 6,936				6,936
Preferred shares dividends declared	(14,906)						(14,906)
Dividends declared to common shareholders	(38,820)						(38,820)
Net income	164,541						164,541
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	82,459					82,459
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(54,452)					(54,452)
Foreign currency translation adjustments	(57)					(57)
Income tax expense related to items of other comprehensive income	(273)					(273)
Total comprehensive income (loss)	27,677
Ending Balances at Sep. 30, 2023	$ 2,020,731	$ 300,000	$ 601	$ (461,711)	$ 452,262	$ 175,027	$ 1,554,552
Ending Balances (in shares) at Sep. 30, 2023		12,000	60,119,816	(19,719,923)